COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)	1 Months Ended	9 Months Ended
	Oct. 31, 2015	Sep. 30, 2015
Other Commitment, Due in Next Twelve Months		$ 135,000
Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues	20,000
Service Agreements [Member]
Stock Issued During Period, Shares, Issued for Services		102,500